Loan impairment provisions (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Loan impairment provisions
Financial Assets		£ 694,235.0	£ 738,056.0
ECL provisions	£ 4,447.0	£ 3,368.0	£ 3,814.0
ECL provision coverage (in percentage)	1.20%	1.05%	1.20%
ECL charge		£ 398.0	£ 530.0
ECL loss rate - annualised (basis points)		12.45%	16.48%
Amounts written off		£ 1,494.0	£ 1,210.0
Contingent liabilities
Loan impairment provisions
ECL charge		31.0
Other financial assets
Loan impairment provisions
Financial Assets		59,485.0	51,929.0
ECL charge		3.0
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets		46,077.0
ECL charge		1.0
Loans and advances
Loan impairment provisions
Financial Assets	£ 372,184.0	319,800.0	321,633.0
Loans and debt securities
Loan impairment provisions
Financial Assets		50.4
ECL provisions	28.0
Debt securities | FVOCI
Loan impairment provisions
Financial Assets		42.7
ECL provisions	4.0
Cash, debt Securities and contingent liabilities
Loan impairment provisions
ECL provisions		28.0
Cash, debt Securities and contingent liabilities | FVOCI
Loan impairment provisions
ECL provisions		5.0
Business loans
Loan impairment provisions
ECL provisions		3,368.0	£ 3,814.0
Stage 1
Loan impairment provisions
ECL provisions	£ 261.0	£ 285.0
ECL provision coverage (in percentage)	0.10%	0.10%
Stage 1 | Loans and advances
Loan impairment provisions
Financial Assets	£ 333,929.0	£ 285,985.0
Stage 2
Loan impairment provisions
ECL provisions	£ 621.0	£ 763.0
ECL provision coverage (in percentage)	2.30%	2.92%
Stage 2 | Loans and advances
Loan impairment provisions
Financial Assets	£ 26,972.0	£ 26,097.0
Stage 3
Loan impairment provisions
ECL provisions	£ 3,565.0	£ 2,320.0
ECL provision coverage (in percentage)	31.60%	30.06%
Stage 3 | Loans and advances
Loan impairment provisions
Financial Assets	£ 11,283.0	£ 7,718.0